Income Taxes (Schedule Of Reconciliation Between Income Tax Provision And Statutory Federal Tax Rate) (Details)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2018
U.S. statutory tax rate	21.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.20%	1.60%	2.20%
Earnings taxed in foreign jurisdictions	(4.90%)	(4.60%)	(2.00%)
Permanent differences	0.40%	(0.40%)	(0.20%)
Uncertain tax positions	3.60%	4.30%	2.80%
Effective Income Tax Rate Reconciliation, Remeasurment of deferred tax assets and liabilities	(2.60%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(15.90%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, One-time transition tax	2.90%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Percent	(2.40%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, change in valuation allowance, domestic	1.10%	(0.10%)	0.00%
Effective Income Tax Rate Reconciliation, Change in valuation allowance, foreign	2.90%	0.30%	(0.50%)
Significant state apportionment changes	0.00%	0.00%	(4.30%)
Other	(2.00%)	(3.00%)	(0.30%)
Effective tax rate	6.30%	33.10%	32.70%